RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of future maturities	The future maturities are as follows:
December 31, 2020 (remaining three months)	$6,000
December 31, 2021	65,000
$71,000
The future maturities are as follows:
December 31, 2020	$12,000
December 31, 2021	68,000
$80,000